OTHER LIABILITIES - Disclosure Of Detailed Information About Other Liabilities - Narrative (Details) $ in Thousands							1 Months Ended	2 Months Ended	3 Months Ended				12 Months Ended				21 Months Ended	24 Months Ended
	Sep. 20, 2023 USD ($)	May 05, 2023 USD ($) shares	Oct. 18, 2021 USD ($)	Apr. 15, 2021 shares $ / shares	Apr. 15, 2021 USD ($) shares	Apr. 07, 2021 USD ($)	Apr. 30, 2021 oz	Mar. 12, 2024 $ / shares shares	Dec. 31, 2023 USD ($) shares	Sep. 30, 2023 $ / shares shares	Mar. 31, 2023 USD ($) shares	Dec. 31, 2021 $ / shares shares	Apr. 20, 2024 $ / shares shares	Dec. 31, 2023 USD ($) shares oz	Dec. 31, 2022 USD ($) oz shares	Dec. 31, 2021 oz	Feb. 09, 2025 $ / shares shares	May 02, 2025 $ / shares shares
Disclosure of contingent liabilities [line items]
Hold period														4 months
Gain (loss) on warrants														$ 16,686	$ (1,040)
Share-based payment liability									$ 1,184					1,184	983
Deferred consideration															45,805
Loss on deferred consideration														$ (1,194)	$ (3,262)
Offtake Agreement
Disclosure of contingent liabilities [line items]
Financing agreed to sell and agreed to purchase | oz							31,500							40,000	37,500	29,750
Waterton
Disclosure of contingent liabilities [line items]
Equity interests of acquirer									10,000					$ 10,000
Payments of deferred compensation									20,000		$ 27,000
Total consideration									$ 10,000		$ 11,000			$ 10,000
Business acquisition, equity interest issued or issuable (in shares) | shares									6,613,382		5,515,313			6,613,382
Acquisition of Ruby Hill | First Milestone Payment
Disclosure of contingent liabilities [line items]
Deferred consideration			$ 17,000
Prepayment period options			15 months
Acquisition of Ruby Hill | First Milestone Payment | Minimum
Disclosure of contingent liabilities [line items]
Prepayment period options			60 days
Acquisition of Ruby Hill | First Milestone Payment | Maximum
Disclosure of contingent liabilities [line items]
Prepayment period options			15 months
Acquisition of Ruby Hill | Second Milestone Payment
Disclosure of contingent liabilities [line items]
Deferred consideration			$ 15,000
Acquisition of Ruby Hill | Second Milestone Payment | Minimum
Disclosure of contingent liabilities [line items]
Prepayment period options			60 days
Consideration reduce, subject to early prepayment option			$ 5,000
Deferred consideration, subject to early prepayment condition to share amount option			$ 7,500
Acquisition of Ruby Hill | Second Milestone Payment | Maximum
Disclosure of contingent liabilities [line items]
Prepayment period options			24 months
Consideration reduce, subject to early prepayment option			$ 10,000
Acquisition of Ruby Hill | Third Milestone Payment
Disclosure of contingent liabilities [line items]
Deferred consideration			$ 15,000
Acquisition of Ruby Hill | Third Milestone Payment | Minimum
Disclosure of contingent liabilities [line items]
Prepayment period options			90 days
Acquisition of Ruby Hill | Third Milestone Payment | Maximum
Disclosure of contingent liabilities [line items]
Prepayment period options			30 months
Acquisition of Ruby Hill | Fourth Milestone Payment
Disclosure of contingent liabilities [line items]
Deferred consideration			$ 20,000
Consideration reduce, subject to early prepayment option			20,000
Deferred consideration, subject to early prepayment condition to share amount option			$ 10,000
Subject to early prepayment option, period			24 months
Percentage subject to early prepayment condition, not to exceed			9.99%
Acquisition of Ruby Hill | Fourth Milestone Payment | Minimum
Disclosure of contingent liabilities [line items]
Prepayment period options			90 days
Acquisition of Ruby Hill | Fourth Milestone Payment | Maximum
Disclosure of contingent liabilities [line items]
Prepayment period options			36 months
Ruby Hill Mining Company LLC
Disclosure of contingent liabilities [line items]
Deferred consideration			$ 41,900						$ 0					$ 0	$ 45,800
Loss on deferred consideration														(1,200)	(3,300)
RSUs and DSUs
Disclosure of contingent liabilities [line items]
Current liabilities									$ 500					500	400
Financing Agreements
Disclosure of contingent liabilities [line items]
Weighted average exercise price of other equity instruments issued in sharebased payment arrangement (In CAD per share) | $ / shares												$ 3.275
Fair value adjustments of warrants						$ 3,500								2,000	$ 5,900
Warrants issued for financing arrangement (in shares) | shares												5,500,000
Exercise period of warrants												36 months
Gold Prepay Agreement
Disclosure of contingent liabilities [line items]
Weighted average exercise price of other equity instruments issued in sharebased payment arrangement (In CAD per share) | $ / shares										$ 3.17
Fair value adjustments of warrants	$ 1,900													1,800
Warrants issued for financing arrangement (in shares) | shares										3,800,000
Exercise period of warrants										36 months
Silver Purchase Agreement | Subsequent Event
Disclosure of contingent liabilities [line items]
Weighted average exercise price of other equity instruments issued in sharebased payment arrangement (In CAD per share) | $ / shares								$ 2.72
Warrants issued for financing arrangement (in shares) | shares								500,000
Paycore Replacement Warrants
Disclosure of contingent liabilities [line items]
Fair value adjustments of warrants		$ 2,700												$ 600
Warrants issued for financing arrangement (in shares) | shares		3,800,000
Paycore Replacement Warrants | Forecast
Disclosure of contingent liabilities [line items]
Weighted average exercise price of other equity instruments issued in sharebased payment arrangement (In CAD per share) | $ / shares													$ 3.09				$ 2.40	$ 4.02
Warrants issued for financing arrangement (in shares) | shares													200,000				300,000	3,300,000
Warrant liability
Disclosure of contingent liabilities [line items]
Number of warrants outstanding (in shares) | shares									24,716,409					24,716,409	17,561,152
Osgood Mining Company LLC
Disclosure of contingent liabilities [line items]
Warrants issued (in shares)					$ 12,100
Number of securities called by warrant (in shares) | shares				1	1
Weighted average exercise price of other equity instruments issued in sharebased payment arrangement (In CAD per share) | $ / shares				$ 3.64
Hold period					4 months
Fair value adjustments of warrants					$ 6,100									$ 100	$ 10,100
Number of other equity instruments issued in share based payment arrangement (in shares) | shares											400,000
Shares issued from exercise of warrants (in shares) | shares											400,000